Condensed financial statements of the Company (Condensed balance sheets) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 23, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)		Dec. 31, 2014 Parent Company [Member] CNY		Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY		Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2014 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2014 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series A convertible redeemable preferred shares [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Series A convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2013 Series A convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2014 Series A-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2014 Series A-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series A-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series A-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series A-1 convertible redeemable preferred shares [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Series A-1 convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2013 Series A-1 convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2013 Series B convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2014 Series B-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2014 Series B-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series B-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series B-1 convertible redeemable preferred shares [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Series B-1 convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2013 Series B-1 convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2014 Series C convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2014 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series C convertible redeemable preferred shares [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Series C convertible redeemable preferred shares [Member] Parent Company [Member] CNY	Dec. 31, 2013 Series C convertible redeemable preferred shares [Member] Parent Company [Member] CNY
Current assets
Cash and cash equivalents	$ 149,861,000	929,829,000	$ 28,956,000	179,658,000	31,365,000		2,985,000	$ 140,223,000		870,029,000		$ 11,623,000	72,118,000		441,000
Amounts due from related parties	2,623,000	16,277,000		56,000				58,000		362,000
Amount due from subsidiaries and VIEs								17,684,000		109,723,000			84,597,000
Prepayments and other current assets	30,529,000	189,424,000		7,078,000				419,000		2,594,000			62,000
Total current assets	216,624,000	1,344,071,000		264,954,000				158,384,000		982,708,000			156,777,000
Non-current assets
Investment in subsidiaries and VIEs	4,320,000	26,801,000		1,330,000				26,097,000		161,924,000			16,308,000
Prepayments and other non-current assets	7,457,000	46,256,000		1,630,000				6,903,000		42,833,000
Available-for-sale securities	3,200,000	19,852,000						3,200,000		19,852,000
Intangible assets, net	15,715,000	97,505,000		2,040,000				2,416,000		14,992,000
Total non-current assets	33,255,000	206,315,000		13,684,000				38,616,000		239,601,000			16,308,000
Total assets	249,879,000	1,550,386,000		278,638,000				197,000,000		1,222,309,000			173,085,000
Current liabilities
Accruals and other current liabilities	7,624,000	47,286,000		20,800,000				1,013,000		6,287,000
Amount due to subsidiaries and VIEs								1,000		8,000			8,969,000
Amount due to related parties	3,015,000	18,706,000		8,879,000				1,403,000		8,706,000			8,683,000
Total current liabilities	50,908,000	315,847,000		123,153,000				2,417,000		15,001,000			17,652,000
Total liabilities	55,260,000	342,852,000		123,153,000				2,417,000		15,001,000			17,652,000
Commitments and contingencies									[1]		[1]			[1]
Mezzanine equity
Mezzanine equity				470,664,000									470,664,000						3,270,000	6,540,000				3,270,000			51,452,000					51,452,000			159,757,000	54,238,000				159,757,000			71,962,000					71,962,000			184,223,000					184,223,000
Shareholders' equity
Ordinary shares (US$0.0001 par value; 409,472,700 and 500,000,000 shares authorized, 41,032,120 and 173,912,753 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	17,000	107,000		26,000		50,000		18,000		107,000			26,000
Other shareholders' equity/(deficit)								194,565,000		1,207,201,000			(315,257,000)
Total shareholders' (deficit)/equity	194,619,000	1,207,534,000		(315,179,000)	(37,432,000)		(6,051,000)	194,583,000		1,207,308,000			(315,231,000)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	$ 249,879,000	1,550,386,000		278,638,000				$ 197,000,000		1,222,309,000			173,085,000

[1]	As of December 31, 2014, the Company did not have any commitments and contingencies.